Investments (Realized Gains (Losses) on Sales of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	¥ 144,796	¥ 128,495
Gross realized losses	(9,615)	(14,949)
Net realized gains (losses) on sales of available-for-salesecurities	¥ 135,181	¥ 113,546